Offerings - Offering: 1	Mar. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2026A 6.00% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due April 1, 2058.
Maximum Aggregate Offering Price	$ 1,300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 179,530.00
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in The Southern Company's Registration Statement on Form S-3 (File No. 333-277138) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.